UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor,

Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares - Series M.

Date of reporting period: June 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

June 30, 2024

Managed Account CoreBuilder® Shares - Series M

WFCMX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$762,505,006
# of portfolio holdings	445
Portfolio turnover rate	3%
Total advisory fees paid	$0

What did the Fund invest in?

(Based on long-term investments)

EFFECTIVE MATURITY (% OF LONG-TERM INVESTMENTS)

0-1 year	10.1
1-3 years	20.7
3-5 years	10.6
5-10 years	15.7
10-20 years	20.3
20-30 years	20.4
30+ years	2.2

TOP TEN HOLDINGS (% OF NET ASSETS)

Metropolitan Pier & Exposition Authority, 0.00%, 12/15/2030	1.1
Waller Consolidated Independent School District, 5.00%, 2/15/2045	1.1
County of Broward Port Facilities Revenue Series B, 4.00%, 9/1/2037	1.0
Main Street Natural Gas, Inc. Series C, 4.00%, 8/1/2052	0.9
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6/1/2049	0.8
Jacksonville Port Authority Series B, 5.00%, 11/1/2044	0.8
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9/1/2034	0.7
King County Public Hospital District No. 1, 5.00%, 12/1/2035	0.7
City of Chicago, 0.00%, 1/1/2027	0.7
Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11/1/2034	0.7

CREDIT QUALITY (% OF LONG-TERM INVESTMENTS)

AAA/Aaa	2.2
AA/Aa	26.9
A/A	34.2
BBB/Baa	20.1
BB/Ba	5.2
Not rated	11.4

Managed Account CoreBuilder® Shares - Series M

Semi-Annual Shareholder Report | June 30, 2024

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4901 06-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Long Form Financial Statements
Semi-Annual Report
June 30, 2024

Allspring Managed Account | 1

Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.03%
Alabama: 3.42%
Education revenue: 0.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$836,206
Health revenue: 0.55%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,177,283
Housing revenue: 0.21%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,584,064
Industrial development revenue: 0.13%
Selma Industrial Development Board International Paper Co. Series Aøø	1.38	5-1-2034	1,000,000	975,462
Utilities revenue: 2.42%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,086,619
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,324,713
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	3,000,000	3,216,450
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	994,058
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,287,095
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,583,531
				18,492,466
				26,065,481
Alaska: 0.24%
Health revenue: 0.24%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,830,841
Arizona: 2.58%
Education revenue: 1.79%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	592,289
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	955,992
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,022,503
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	1,120,000	1,122,431
IDA of the County of Pima Paideia Academies, Inc.144A	5.00	7-1-2025	120,000	120,057
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,488,618
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	2,011,038
IDA of the County of Pima Partnership with Parents, Inc.	7.00	5-1-2034	1,000,000	1,000,000
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	840,000	824,830
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	1,002,625
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	492,718
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,032,864
				13,665,965
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00%	12-1-2030	$495,000	$480,785
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	453,293
				934,078
Industrial development revenue: 0.22%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,250,000	1,257,857
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	500,000	412,721
				1,670,578
Tax revenue: 0.16%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,200,000
Utilities revenue: 0.29%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,186,125
				19,656,746
California: 1.46%
Airport revenue: 0.51%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,068,445
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,822,389
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,028,789
				3,919,623
GO revenue: 0.07%
Compton Community College District Series C CAB¤	0.00	8-1-2029	500,000	419,837
Hawthorne School District Series C (NPFGC Insured)¤	0.00	11-1-2025	100,000	95,480
				515,317
Health revenue: 0.16%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,232,025
Housing revenue: 0.11%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	500,000	352,986
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	462,947	466,396
				819,382
Industrial development revenue: 0.33%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.95	1-1-2050	2,500,000	2,500,508
Transportation revenue: 0.28%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,159,145
				11,146,000
Colorado: 3.90%
Airport revenue: 0.18%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,367,884
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.22%
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00%	12-15-2037	$1,240,000	$1,277,244
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	360,000	360,795
				1,638,039
GO revenue: 1.32%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	727,974
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	779,148
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	749,000	662,562
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	923,574
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	629,227
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,380,654
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,995,242
				10,098,381
Health revenue: 1.06%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,956,584
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,095,393
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,089,027
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,903,181
				8,044,185
Industrial development revenue: 0.33%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,550,276
Miscellaneous revenue: 0.31%
Colorado Science and Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2054	750,000	791,218
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	1,500,000	1,550,037
				2,341,255
Utilities revenue: 0.48%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,676,449
				29,716,469
Connecticut: 1.60%
Education revenue: 0.68%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,183,820
GO revenue: 0.54%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,086,420
City of Danbury BAN144A	5.00	9-24-2024	1,750,000	1,754,297
Town of Hamden (BAM Insured)	5.00	8-15-2025	275,000	275,406
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	483,899
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	542,074
				4,142,096
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.38%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00%	7-1-2041	$860,000	$815,220
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,073,349
				2,888,569
				12,214,485
District of Columbia: 0.30%
Airport revenue: 0.30%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,562,268
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	763,826
				2,326,094
Florida: 8.28%
Airport revenue: 3.69%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,545,317
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,517,057
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,066,674
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,169,755
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,376,256
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,751,166
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,732,071
				28,158,296
Education revenue: 0.77%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,500,000	1,569,105
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,009,062
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	500,000	507,103
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,304,510
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,509,303
				5,899,083
Health revenue: 2.45%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,501,327
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,360,207
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,660,615
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	242,214
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	484,927
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	269,381
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	269,478
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00%	7-1-2035	$475,000	$513,113
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	511,177
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,193,919
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	223,675
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,027,897
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	2,036,638
Lee County IDA Shell Point Obligated Group Series B%%	4.38	11-15-2029	775,000	776,742
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,300,945
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,337,872
				18,710,127
Miscellaneous revenue: 0.26%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	959,723
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	1,000,000	983,777
				1,943,500
Transportation revenue: 0.67%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	501,438
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	551,598
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2037	4,000,000	4,031,416
				5,084,452
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	549,998
Water & sewer revenue: 0.37%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,190,303
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,594,447
				2,784,750
				63,130,206
Georgia: 5.17%
Airport revenue: 0.41%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,164,831
Education revenue: 0.20%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	512,538
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	981,312
				1,493,850
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00%	4-1-2042	$1,000,000	$1,017,183
Housing revenue: 0.55%
Georgia HFA Series A%%	4.70	12-1-2054	2,600,000	2,609,903
Roswell Housing Authority Mayo Clinic (Northern Trust Company LOC)ø	4.12	9-1-2027	1,600,000	1,600,000
				4,209,903
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	51,134
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	926,583
				977,717
Miscellaneous revenue: 0.24%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,806,450
Utilities revenue: 3.51%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,285,597
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,061,817
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,060,756
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,504,766
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,550,000	6,465,223
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,118,635
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	3,000,000	3,207,060
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	841,978
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2064	4,000,000	4,189,878
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,037,044
				26,772,754
				39,442,688
Guam: 0.17%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	372,409
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	961,782
				1,334,191
Hawaii: 0.27%
Airport revenue: 0.27%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,034,869
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.50%
Education revenue: 0.15%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00%	12-1-2036	$800,000	$797,260
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	335,000	335,281
				1,132,541
Health revenue: 0.35%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,657,813
				3,790,354
Illinois: 14.00%
Airport revenue: 0.52%
Chicago O’Hare International Airport AMT	5.00	1-1-2032	1,440,000	1,444,981
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,023,382
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	510,345
				3,978,708
Education revenue: 0.83%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,876,224
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,626,713
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,376,831
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	445,351
				6,325,119
GO revenue: 7.18%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,668,670
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,435,342
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,228,137
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,999,837
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	4,138,729
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,020,107
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,016,796
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,017,061
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,246,513
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,017,757
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,778,926
City of Chicago (NPFGC Insured)¤	0.00	1-1-2027	6,000,000	5,475,277
City of Chicago (NPFGC Insured)¤	0.00	1-1-2031	800,000	608,000
City of Chicago Series A	5.00	1-1-2027	2,000,000	2,057,674
City of Chicago Series A	6.00	1-1-2038	3,500,000	3,640,485
Cook County School District No. 144 Prairie Hills Series C CAB (AGM Insured)¤	0.00	12-1-2025	675,000	636,905
County of Will	4.00	11-15-2047	1,645,000	1,570,126
County of Winnebago Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,045,271
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,005,854
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
RBC Municipal Products, Inc. Trust Series 2023-E-156 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.93%	11-25-2026	$5,000,000	$5,000,000
State of Illinois	5.00	5-1-2025	870,000	870,821
State of Illinois	5.00	2-1-2026	1,000,000	1,021,629
State of Illinois (AGM Insured)	5.00	4-1-2026	1,130,000	1,131,175
State of Illinois Series B	5.00	10-1-2031	2,000,000	2,161,382
Village of Bolingbrook (AGM Insured)	5.00	1-1-2031	500,000	503,383
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	933,032
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	413,794
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,149,415
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2032	715,000	728,857
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2033	745,000	756,438
Will County Community Unit School District No. 201-U Crete-Monee Series B (AGM Insured)	4.00	1-1-2035	475,000	479,264
				54,756,657
Health revenue: 1.69%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,658,677
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	5,350,000	5,395,753
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,759,959
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,160,113
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	892,753
				12,867,255
Housing revenue: 1.55%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,052,756
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	750,000	739,071
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,596,230
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤##	0.00	12-15-2030	11,000,000	8,460,635
				11,848,692
Tax revenue: 0.89%
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,748,791
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	1,500,000	1,504,662
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2031	2,500,000	2,507,775
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	1,003,145
				6,764,373
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.73%
Illinois State Toll Highway Authority Series A	4.00%	1-1-2046	$2,000,000	$1,930,406
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,667,907
				5,598,313
Water & sewer revenue: 0.61%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2048	1,000,000	1,083,223
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	2,500,000	2,504,306
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,039,457
				4,626,986
				106,766,103
Indiana: 1.42%
Education revenue: 0.20%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,518,590
Health revenue: 0.71%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,396,145
Industrial development revenue: 0.45%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,299,357
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,104,361
				3,403,718
Water & sewer revenue: 0.06%
Terre Haute Sanitary District BAN	5.25	9-28-2028	500,000	499,998
				10,818,451
Kansas: 0.74%
Tax revenue: 0.74%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	13,540,000	5,669,103
Kentucky: 1.25%
Health revenue: 0.57%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,235,688
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,090,092
				4,325,780
Housing revenue: 0.33%
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,540,408
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,136,087
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.20%
Paducah Electric Plant Board Series A (AGM Insured)	5.00%	10-1-2035	$1,510,000	$1,543,412
				9,545,687
Louisiana: 0.97%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	1,215,000	1,219,696
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2030	360,000	361,454
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	670,000
				2,251,150
Industrial development revenue: 0.13%
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	964,800
Tax revenue: 0.28%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,173,745
Water & sewer revenue: 0.26%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	507,539
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	507,148
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	571,931
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	418,539
				2,005,157
				7,394,852
Maryland: 2.08%
Airport revenue: 0.45%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,062,182
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	690,539
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2024	645,000	645,000
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2027	800,000	820,449
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	230,044
				3,448,214
Education revenue: 0.73%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,825,000	2,981,591
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,000,000	1,027,837
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	1,500,000	1,548,784
				5,558,212
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.26%
County of Baltimore	4.00%	3-1-2042	$2,000,000	$2,002,231
Health revenue: 0.64%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,314,105
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	532,867
				4,846,972
				15,855,629
Massachusetts: 1.70%
Airport revenue: 0.28%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,137,061
GO revenue: 0.50%
Commonwealth of Massachusetts Series D	5.00	10-1-2053	3,540,000	3,809,202
Health revenue: 0.92%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,008,151
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,194,593
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,809,767
				7,012,511
				12,958,774
Michigan: 3.73%
Health revenue: 0.13%
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	1,000,000	1,012,127
Miscellaneous revenue: 0.97%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,887,434
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	4,000,000	4,001,922
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,500,000	1,500,483
				7,389,839
Utilities revenue: 0.44%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,322,548
Water & sewer revenue: 2.19%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	3,560,000	3,633,116
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,025,316
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	4,000,000	4,025,891
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00%	7-1-2029	$1,000,000	$1,000,762
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	4,000,000	4,003,049
				16,688,134
				28,412,648
Minnesota: 0.11%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	690,449
Education revenue: 0.02%
City of Independence Beacon Academy Series A	4.25	7-1-2026	155,000	152,315
				842,764
Mississippi: 0.51%
Miscellaneous revenue: 0.51%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	755,000	755,683
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,103,646
				3,859,329
Missouri: 1.05%
Miscellaneous revenue: 0.67%
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	5,000,000	5,116,924
Water & sewer revenue: 0.38%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	3,000,000	2,897,096
				8,014,020
Nebraska: 0.27%
Utilities revenue: 0.27%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	2,080,000	2,082,168
Nevada: 0.95%
GO revenue: 0.77%
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,011,241
Clark County School District Series A (AGM Insured)	4.00	6-15-2040	750,000	742,182
County of Clark Series A	5.00	5-1-2048	3,000,000	3,119,204
				5,872,627
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	516,743
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series Føø	4.13	3-1-2036	850,000	851,466
				7,240,836
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.91%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Series 1-A	4.13%	1-20-2034	$1,865,612	$1,830,283
Resource recovery revenue: 0.14%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,026,122
Water & sewer revenue: 0.53%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2026	1,000,000	1,004,805
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	858,924
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	2,170,000	2,186,029
				4,049,758
				6,906,163
New Jersey: 3.56%
Education revenue: 0.30%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	518,476
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	325,000	326,321
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,479,008
				2,323,805
Housing revenue: 2.20%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	209,603
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,212,564
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.30	10-1-2025	3,375,000	3,334,971
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.40	4-1-2026	3,405,000	3,353,537
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,447,332
New Jersey TTFA Series A¤	0.00	12-15-2031	2,500,000	1,889,225
New Jersey TTFA Series A	4.00	6-15-2042	750,000	739,015
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,051,437
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,510,609
				16,748,293
Tax revenue: 0.47%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,250,808
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,340,873
				3,591,681
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.14%
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,000,000	$1,062,985
Water & sewer revenue: 0.45%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.25	10-15-2054	2,000,000	2,213,141
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,188,088
				3,401,229
				27,127,993
New York: 7.78%
Airport revenue: 1.02%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	543,709
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	565,112
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2033	1,000,000	1,088,767
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2034	2,000,000	2,172,378
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,409,940
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	977,498
				7,757,404
Education revenue: 2.08%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,598,687
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	970,662
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,501,614
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,510,494
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,391,290
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,557,224
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	353,902
				15,883,873
Health revenue: 0.16%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	4.00	4-1-2038	1,250,000	1,241,043
Industrial development revenue: 1.34%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	898,985
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,172,899
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,679,524
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	10-1-2040	$2,290,000	$2,382,543
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2034	2,000,000	2,062,317
				10,196,268
Miscellaneous revenue: 0.24%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,042,304
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,000,000	805,478
				1,847,782
Tax revenue: 1.75%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	1,959,300
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,505,975
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,477,569
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,980,183
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,485,501
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,954,188
				13,362,716
Transportation revenue: 1.09%
Metropolitan Transportation Authority Series C-1	5.00	11-15-2034	3,000,000	3,157,253
Metropolitan Transportation Authority Series C-1	5.25	11-15-2030	2,000,000	2,041,761
Metropolitan Transportation Authority Series C-1	5.25	11-15-2031	3,000,000	3,063,090
				8,262,104
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	747,881
				59,299,071
North Carolina: 0.20%
Transportation revenue: 0.20%
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	1,425,000	1,509,400
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2048	700,000	729,401
Ohio: 2.53%
Airport revenue: 0.30%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,303,628
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.96%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00%	8-1-2041	$2,000,000	$1,924,907
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,733,827
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	764,637
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,902,695
				7,326,066
Housing revenue: 0.54%
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2029	2,070,000	2,084,984
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	2,000,000	2,012,147
				4,097,131
Industrial development revenue: 0.25%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,935,708
Tobacco revenue: 0.15%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,000,000	921,859
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	2,000,000	187,031
				1,108,890
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,076,715
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,440,184
				19,288,322
Oklahoma: 1.79%
Airport revenue: 0.78%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,923,979
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	2,000,000	2,049,725
				5,973,704
Housing revenue: 1.01%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,298,847
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,941,766
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	1,978,563
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	500,000	474,050
				7,693,226
				13,666,930
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.03%
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25%	8-1-2054	$250,000	$264,532
Pennsylvania: 7.72%
Airport revenue: 1.10%
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	3,715,000	3,566,840
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,532,384
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,617,983
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	643,541
				8,360,748
Education revenue: 0.49%
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	749,892
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,390,000	2,237,857
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	784,904
				3,772,653
GO revenue: 1.13%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,009,237
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	1,005,158
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,500,655
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,023,609
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,042,132
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,011,773
				8,592,564
Health revenue: 1.11%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	442,653
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	885,713
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,235,769
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	3,645,000	3,908,359
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	961,319
				8,433,813
Housing revenue: 2.19%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,062,515
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.25	6-30-2053	3,430,000	3,558,269
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,007,432
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,468,449
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2036	4,525,000	4,597,199
				16,693,864
Miscellaneous revenue: 0.20%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,556,501
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.25%	6-1-2047	$1,000,000	$1,095,442
Transportation revenue: 1.36%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,503,012
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2038	1,360,000	1,469,428
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,163,241
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	976,493
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,034,330
Pennsylvania Turnpike Commission Series B (TD Bank N.A. LOC)ø	3.95	12-1-2043	4,200,000	4,200,000
				10,346,504
				58,852,089
South Carolina: 0.02%
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	115,000	92,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,500,000	75,000
				167,000
Tennessee: 0.39%
Housing revenue: 0.25%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,894,955
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,068,451
				2,963,406
Texas: 6.48%
Airport revenue: 0.66%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,500,812
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,531,173
				5,031,985
Education revenue: 1.70%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A%%	4.75	6-15-2049	915,000	897,922
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,250,209
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	248,636
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.50	8-15-2035	2,000,000	2,032,247
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	1,000,000	1,017,962
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	2,500,000	2,551,339
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	2,250,000	2,286,263
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00%	6-15-2048	$650,000	$662,541
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.28	6-15-2056	2,000,000	2,000,000
				12,947,119
GO revenue: 2.21%
City of Palestine (AGM Insured)	4.00	2-15-2051	3,625,000	3,317,346
City of Port Isabel144A	5.10	2-15-2049	460,000	462,073
City of Waco Series A	5.00	2-1-2049	850,000	924,210
El Paso County Hospital District	5.00	8-15-2029	1,555,000	1,555,679
Krum Independent School District	4.25	8-15-2054	2,000,000	1,982,611
Temple College	3.00	7-1-2027	400,000	390,318
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,248,837
				16,881,074
Health revenue: 0.64%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A%%	5.00	6-1-2041	1,310,000	1,384,098
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Series Bø	4.38	11-15-2046	1,500,000	1,500,000
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series 3 (TD Bank N.A. LOC)ø	3.90	10-1-2045	2,000,000	2,000,000
				4,884,098
Industrial development revenue: 0.13%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	1,011,842
Miscellaneous revenue: 0.19%
Greater Texoma Utility Authority Sherman Water & Sewer System Revenue (AGM Insured)	4.25	10-1-2053	1,500,000	1,451,831
Tax revenue: 0.24%
City of Dallas144Aøø	6.25	8-15-2053	750,000	755,130
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,067,027
				1,822,157
Transportation revenue: 0.54%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,039,512
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	556,375
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,507,999
				4,103,886
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.17%
Upper Trinity Regional Water District (BAM Insured)	5.00%	8-1-2028	$750,000	$766,072
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	510,895
				1,276,967
				49,410,959
Utah: 1.96%
Airport revenue: 0.49%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,711,500
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,040,971
				3,752,471
Education revenue: 0.94%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	235,000	233,071
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,955,614
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,400,241
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,610,026
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	300,000	286,878
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	667,215
				7,153,045
Health revenue: 0.38%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,922,868
Housing revenue: 0.15%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	1,000,000	1,095,362
				14,923,746
Virginia: 0.09%
Health revenue: 0.03%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	228,090
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	480,378
				708,468
Washington: 4.08%
Airport revenue: 1.17%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,271,919
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,068,605
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Seattle Series B AMT	5.00%	8-1-2047	$1,000,000	$1,037,193
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,569,767
				8,947,484
GO revenue: 1.28%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,536,939
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,604,340
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	482,918
Port of Seattle Series B AMT%%	5.00	6-1-2049	2,000,000	2,121,573
				9,745,770
Health revenue: 1.63%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,289,335
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2039	1,000,000	1,088,067
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2043	1,000,000	1,070,940
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2044	1,000,000	1,068,907
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.28	1-1-2035	2,000,000	2,000,815
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2029	1,300,000	1,318,410
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	392,479
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	718,018
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,440,953
				12,387,924
				31,081,178
West Virginia: 0.20%
Housing revenue: 0.20%
West Virginia Housing Development Fund Warrens CDA Series A	4.40	11-1-2044	1,500,000	1,507,558
Wisconsin: 5.53%
Airport revenue: 0.34%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,187
Education revenue: 1.99%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,822
PFA Contemporary Science Center, Inc. Series A144A	4.38	7-1-2025	80,000	79,970
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,740,747
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,802,689
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,143,537
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	313,489
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	627,448
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Pine Lake Preparatory, Inc.144A	4.95%	3-1-2030	$1,370,000	$1,374,272
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,068,981
				15,151,955
Health revenue: 1.10%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	927,261
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	543,155
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	739,562
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,043,694
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2034	700,000	696,627
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2035	500,000	497,137
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2036	600,000	594,059
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AGM Insured)	4.00	2-15-2037	550,000	541,303
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,066,556
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	765,789
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	500,050
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	458,674
				8,373,867
Housing revenue: 0.31%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,347,931
Industrial development revenue: 0.42%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,537,906
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2041	2,000,000	1,659,654
				3,197,560
Miscellaneous revenue: 0.37%
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	5,000,000	1,808,770
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,018,323
				2,827,093
Tax revenue: 1.00%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,180,960
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2048	$2,090,000	$2,132,435
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	337,846
				7,651,241
				42,134,834
Total municipal obligations (Cost $780,574,509)				762,689,838

		Yield	Shares
Short-term investments: 0.05%
Investment companies: 0.05%
Allspring Government Money Market Fund Select Class♠∞##		5.25	388,117	388,117
Total short-term investments (Cost $388,117)				388,117
Total investments in securities (Cost $780,962,626)	100.08%			763,077,955
Other assets and liabilities, net	(0.08)			(572,949)
Total net assets	100.00%			$762,505,006

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—June 30, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$72,050,350	$(71,662,233)	$0	$0	$388,117	388,117	$45,821
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,512,415	30,798,860	(32,311,275)	0	0	0	0	15,025
				$0	$0	$388,117		$60,846
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of assets and liabilities—June 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $780,574,509)	$762,689,838
Investments in affiliated securities, at value (cost $388,117)	388,117
Cash	118
Receivable for interest	9,793,402
Receivable for investments sold	505,001
Receivable from manager	10,479
Prepaid expenses and other assets	219,538
Total assets	773,606,493
Liabilities
Payable for when-issued transactions	7,782,738
Dividends payable	2,510,831
Payable for Fund shares redeemed	800,254
Accrued expenses and other liabilities	7,664
Total liabilities	11,101,487
Total net assets	$762,505,006
Net assets consist of
Paid-in capital	$810,726,359
Total distributable loss	(48,221,353)
Total net assets	$762,505,006
Computation of net asset value per share
Net assets	$762,505,006
Shares outstanding[1]	67,851,145
Net asset value per share	$11.24
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of operations—six months ended June 30, 2024 (unaudited)
Statement of operations
Investment income
Interest	$14,492,434
Income from affiliated securities	60,846
Total investment income	14,553,280
Expenses
Custody and accounting fees	9,916
Professional fees	5,166
Registration fees	21,222
Shareholder report expenses	7,160
Trustees’ fees and expenses	13,214
Other fees and expenses	15,010
Total expenses	71,688
Less: Fee waivers and/or expense reimbursements	(71,688)
Net expenses	0
Net investment income	14,553,280
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(37,396)
Futures contracts	(31,773)
Net realized losses on investments	(69,169)
Net change in unrealized gains (losses) on investments	(2,713,699)
Net realized and unrealized gains (losses) on investments	(2,782,868)
Net increase in net assets resulting from operations	$11,770,412
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2024 (unaudited)		Year ended December 31, 2023
Operations
Net investment income		$14,553,280		$27,581,926
Net realized losses on investments		(69,169)		(8,007,925)
Net change in unrealized gains (losses) on investments		(2,713,699)		23,294,665
Net increase in net assets resulting from operations		11,770,412		42,868,666
Distributions to shareholders from
Net investment income and net realized gains		(14,705,765)		(27,664,395)
Capital share transactions	Shares		Shares
Proceeds from shares sold	16,928,978	190,271,114	20,281,166	224,175,490
Reinvestment of distributions	0	0	49	546
Payment for shares redeemed	(7,172,527)	(80,557,633)	(25,440,649)	(278,805,914)
Net increase (decrease) in net assets resulting from capital share transactions		109,713,481		(54,629,878)
Total increase (decrease) in net assets		106,778,128		(39,425,607)
Net assets
Beginning of period		655,726,878		695,152,485
End of period		$762,505,006		$655,726,878
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2024 (unaudited)	Year ended December 31
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.29	$10.99	$12.42	$12.47	$12.36	$11.79
Net investment income	0.22 [1]	0.42 [1]	0.39	0.39	0.40	0.41
Net realized and unrealized gains (losses) on investments	(0.05)	0.30	(1.43)	(0.05)	0.11	0.57
Total from investment operations	0.17	0.72	(1.04)	0.34	0.51	0.98
Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.39)	(0.39)	(0.40)	(0.41)
Net asset value, end of period	$11.24	$11.29	$10.99	$12.42	$12.47	$12.36
Total return[2]	1.56%	6.74%	(8.37)%	2.73%	4.19%	8.42%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.03%	0.03%	0.02%	0.03%	0.02%
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	3.97%	3.82%	3.47%	3.10%	3.23%	3.37%
Supplemental data
Portfolio turnover rate	3%	20%	14%	9%	19%	7%
Net assets, end of period (000s omitted)	$762,505	$655,727	$695,152	$888,728	$868,571	$858,102

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
30 | Allspring Managed Account

Notes to financial statements (unaudited)
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2024, the aggregate cost of all investments for federal income tax purposes was $781,250,166 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,900,332
Gross unrealized losses	(24,072,543)
Net unrealized losses	$(18,172,211)
As of December 31, 2023, the Fund had capital loss carryforwards which consisted of $13,130,564 in short-term capital losses and $16,906,176 in long-term capital losses.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$762,614,838	$75,000	$762,689,838
Short-term investments
Investment companies	388,117	0	0	388,117
Total assets	$388,117	$762,614,838	$75,000	$763,077,955
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Managed Account | 31

Notes to financial statements (unaudited)
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $37,600,000, $43,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended June 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2024 were $125,308,825 and $23,576,150, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended June 30, 2024, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $716,696 in long futures contracts during the six months ended June 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of June 30, 2024, two unaffiliated shareholders owned in aggregate 56% of the Fund.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
32 | Allspring Managed Account

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Managed Account | 33

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

34 | Allspring Managed Account

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series M (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Managed Account | 35

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program, and fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
In light of this unique fee and distribution structure and special purpose of the Fund, the Board does not conduct an investment performance and fee review relative to a peer group or universe. The Board took into account the fee and distribution structure and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

36 | Allspring Managed Account

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Managed Account | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4901 06-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: August 23, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: August 23, 2024